Equity (Details) - Schedule of share capital - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of share capital [Abstract]
Ordinary shares, Authorized	75,000,000	25,714,285
Ordinary shares, Issued and outstanding	6,798,840	3,091,740